Shareholder Report, Line Graph (Details) - USD ($)					1 Months Ended	2 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	11 Months Ended	12 Months Ended		13 Months Ended	14 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended	26 Months Ended	29 Months Ended	30 Months Ended	31 Months Ended	32 Months Ended	36 Months Ended	38 Months Ended	42 Months Ended	44 Months Ended	48 Months Ended	50 Months Ended	54 Months Ended	56 Months Ended	60 Months Ended	62 Months Ended	66 Months Ended	68 Months Ended	72 Months Ended	78 Months Ended	84 Months Ended	90 Months Ended	96 Months Ended	102 Months Ended	108 Months Ended	114 Months Ended	120 Months Ended
	Aug. 14, 2023	May 16, 2023	May 01, 2020	Dec. 31, 2015	Jun. 30, 2023	Jun. 30, 2020	Dec. 31, 2023	Jun. 30, 2016	Dec. 31, 2023	Dec. 31, 2020	Jun. 30, 2024	Dec. 31, 2025	Dec. 31, 2016	Jun. 30, 2024	Jun. 30, 2021	Dec. 31, 2024	Jun. 30, 2017	Dec. 31, 2024	Dec. 31, 2021	Jun. 30, 2025	Dec. 31, 2017	Jun. 30, 2025	Jun. 30, 2022	Dec. 31, 2025	Jun. 30, 2018	Dec. 31, 2025	Dec. 31, 2022	Dec. 31, 2018	Jun. 30, 2023	Jun. 30, 2019	Dec. 31, 2023	Dec. 31, 2019	Jun. 30, 2024	Jun. 30, 2020	Dec. 31, 2024	Dec. 31, 2020	Jun. 30, 2025	Jun. 30, 2021	Dec. 31, 2025	Dec. 31, 2021	Jun. 30, 2022	Dec. 31, 2022	Jun. 30, 2023	Dec. 31, 2023	Jun. 30, 2024	Dec. 31, 2024	Jun. 30, 2025	Dec. 31, 2025
C000111397 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I
Accumulated Value				$ 10,000				$ 10,651					$ 11,174				$ 11,792				$ 12,680				$ 12,580			$ 12,057		$ 13,755		$ 14,561		$ 13,719		$ 15,696		$ 16,826		$ 17,619	$ 14,990	$ 15,468	$ 15,946	$ 17,094	$ 17,318	$ 18,125	$ 18,696	$ 19,084
C000138651 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												First Trust Multi Income Allocation Portfolio - Class I
Accumulated Value				10,000				10,772					10,927				11,303				11,588				11,476			11,074		12,301		12,888		12,067		13,207		14,182		14,883	13,451	13,764	14,188	14,995	15,505	16,491	17,210	17,763
C000160832 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												First Trust Dorsey Wright Tactical Core Portfolio - Class I
Accumulated Value				10,000				9,866					10,095				10,837				11,861				12,390			10,902		12,706		13,189		12,193		14,652		16,381		16,684	14,031	13,839	14,405	15,400	16,600	17,330	17,904	19,011
C000218786 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												First Trust Capital Strength® Portfolio - Class I
Accumulated Value			$ 10,000			$ 10,760				$ 12,417					$ 13,913				$ 15,558				$ 12,956				$ 13,897		$ 13,994		$ 14,975		$ 15,775		$ 16,532		$ 17,135		$ 17,474
C000218789 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												First Trust International Developed Capital Strength® Portfolio - Class I
Accumulated Value			10,000			11,410				13,603					15,170				16,220				12,760				13,078		14,638		15,288		15,568		15,557		18,127		18,596
C000241974 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												First Trust Growth StrengthTM Portfolio - Class I
Accumulated Value		$ 10,000			$ 11,070				$ 12,721					$ 14,228				$ 14,644				$ 15,881				$ 16,365
C000241976 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												First Trust Capital Strength® Hedged Equity Portfolio - Class I
Accumulated Value	$ 10,000						$ 9,821				$ 9,703					$ 10,058				$ 9,970				$ 9,831
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 3000® Index
Accumulated Value				10,000				10,362					11,273				12,280				13,655				14,095			12,939		15,360		16,953		16,363		20,493		23,589		25,752	20,318	20,806	24,170	26,208	29,762	32,444	34,310	38,012
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg U.S. Aggregate Bond Index
Accumulated Value				10,000				10,531					10,265				10,498				10,628				10,456			10,630		11,279		11,555		12,264		12,422		12,223		12,230	10,964	10,638	10,860	11,226	11,146	11,367	11,824	12,199
Russell 3000 C000138651 Index [Member]
Account Value [Line Items]
Accumulated Value																																														32,450	34,316
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P 500® Index
Accumulated Value	$ 10,000	$ 10,000	10,000	10,000	$ 10,852	10,992	$ 10,692	10,384	$ 11,725	13,428	$ 12,327		11,196	$ 13,517	15,476	$ 13,367	12,242	$ 14,658	17,282	$ 14,196	13,640	$ 15,567	13,833	$ 15,757	14,001	$ 17,278	14,152	13,042	16,542	15,460	17,872	17,148	20,605	16,620	22,344	20,303	23,729	23,399	26,340	26,130	20,914	21,397	25,011	27,022	31,154	33,783	35,878	39,827
MSCI World ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI World ex USA Index
Accumulated Value			$ 10,000			$ 10,937				$ 13,292					$ 14,612				$ 14,972				$ 12,163				$ 12,832		$ 14,281		$ 15,133		$ 15,884		$ 15,845		$ 18,853		$ 20,893
Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Blended Benchmark
Accumulated Value				10,000				10,572					10,955				11,651				12,443				12,442			11,995		13,722		14,729		14,872		17,064		18,207		19,065	15,687	15,778	17,288	18,465	19,645	20,783	21,841	23,390
Dow Jones U S Total Stock Market IndexSM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Dow Jones U.S. Total Stock Market IndexSM
Accumulated Value				10,000				10,354					11,261				12,271				13,643				14,085			12,919		15,335		16,911		16,319		20,426		23,545		25,666	20,191	20,653	24,007	26,033	29,576	32,260	34,092	37,764
Dow Jones Equal Weight U S Issued Corporate Bond IndexSM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Dow Jones Equal Weight U.S. Issued Corporate Bond IndexSM
Accumulated Value				10,000				10,817					10,584				10,956				11,217				10,817			10,915		12,100		12,656		13,329		14,013		13,779		13,824	11,716	11,495	11,998	12,602	12,479	12,771	13,279	13,698
Secondary Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Secondary Blended Benchmark
Accumulated Value				10,000				10,592					10,935				11,616				12,397				12,379			11,937		13,717		14,742		14,915		17,147		18,271		19,125	15,631	15,689	17,291	18,458	19,595	20,706	21,733	23,237
Bloomberg U S Corporate Investment Grade Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg U.S. Corporate Investment-Grade Index
Accumulated Value				10,000				10,768					10,611				11,014				11,293				10,924			11,010		12,094		12,609		13,242		13,855		13,680		13,711	11,738	11,549	11,920	12,534	12,473	12,799	13,333	13,796
Broad Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Broad Blended Benchmark
Accumulated Value				10,000				10,475					10,677				11,200				11,776				11,818			11,562		12,860		13,583		13,954		15,428		16,176		16,778	14,315	14,225	15,305	16,135	16,918	17,727	18,589	19,732
Asset Class Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Asset Class Blended Benchmark
Accumulated Value				$ 10,000				10,993					11,160				11,461				11,713				11,770			11,279		12,572		12,918		11,630		12,902		14,716		15,255	14,115	14,540	15,120	16,225	16,957	17,942	18,568	19,325
Broad Blended Benchmark C000160832 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Broad Blended Benchmark
Accumulated Value								$ 10,452					$ 10,830				$ 11,532				$ 12,369				$ 12,493			$ 12,078		$ 13,725		$ 14,757		$ 14,902		$ 16,930		$ 18,332		$ 19,615	$ 16,455	$ 16,519	$ 18,305	$ 19,438	$ 21,129	$ 22,363	$ 23,584	$ 25,428